Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Class A Ordinary Share	Class B Ordinary Shares	Additional paid-in capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning Balance at Dec. 31, 2018	$ 21,316	$ 11,900	$ 7,695,605	$ (2,313,312)	$ 303,411	$ 5,718,920
Beginning Balance, shares at Dec. 31, 2018	21,316,055	11,900,000
Net income				(1,562,855)		(1,562,855)
Issuance of common shares for acquisition equities of Anyi	$ 475		7,599,525			7,600,000
Issuance of common shares for acquisition equities of Anyi, shares	475,000
Cancelled shareholders' common stocks		$ (4,800)	4,800
Cancelled shareholders' common stocks, shares		(4,800,000)
Foreign currency translation adjustment					95,060	95,060
Ending Balance at Dec. 31, 2019	$ 21,791	$ 7,100	15,299,930	(3,876,167)	398,471	11,851,125
Ending Balance, shares at Dec. 31, 2019	21,791,055	7,100,000
Net income				(659,042)		(659,042)
Foreign currency translation adjustment					40,824	40,824
Ending Balance at Jun. 30, 2020	$ 21,791	$ 7,100	$ 15,299,930	$ (4,535,209)	$ 439,295	$ 11,232,907
Ending Balance, shares at Jun. 30, 2020	21,791,055	7,100,000